Business Combinations (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 28, 2025	Sep. 24, 2025	Dec. 29, 2024	Sep. 30, 2024	Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 31, 2024	Dec. 29, 2024	Dec. 31, 2023
Business Combinations [Line Items]
Net of cash acquired									$ 20,689				$ 53,500
Costs of goods	$ 2,200
Principal amount		$ 20,000
Trading day		30 days
Business days		2 days
Accrued expenses and other current liabilities	4,499		$ 8,628		$ 4,499				4,499					$ 8,628
Other long-term liabilities	12,869		8,553		12,869				12,869					8,553
Before income taxes					(15,804)		$ (77,958)		(30,099)		(101,422)			(54,444)	(96,217)
Revenue					70,005	[1]	5,536	[1]	220,269	[1]	20,068	[1]		108,742	87,616
Net income					(16,904)		(77,958)		(31,199)		(103,440)		$ (56,451)	(56,451)	(269,555)
General and Administrative Expense [Member]
Business Combinations [Line Items]
Acquisition cost			$ 7,200											7,200
Sunder Energy Acquisition [Member]
Business Combinations [Line Items]
Contributed revenue	4,300
Before income taxes	300
SunPower Acquisition [Member]
Business Combinations [Line Items]
Aggregate cash consideration				$ 54,500
Net of cash acquired				1,000
Net of cash acquired		$ 20,700		1,000
Payment of aggregate consideration				$ 54,500
Revenue														(83,800)
Net income														(6,500)
Sunder Energy Acquisition [Member]
Business Combinations [Line Items]
Aggregate cash consideration		$ 57,800
Common stock to be issued (in Shares)		3,333,334
Additional paid-in capital	5,700				5,700				5,700
Accrued expenses and other current liabilities	5,700				5,700				5,700
Other long-term liabilities	$ 5,700				5,700				5,700
12-Month Anniversary [Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares)		3,333,333
18-Month Anniversary [Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares)		3,333,333
3 Month Anniversary [Member]
Business Combinations [Line Items]
Deferred consideration percentage		50.00%
6 Month Anniversary [Member]
Business Combinations [Line Items]
Deferred consideration percentage		50.00%
Common Stock [Member] | Sunder Energy Acquisition [Member]
Business Combinations [Line Items]
Common stock to be issued (in Shares)		10,000,000
Common Stock [Member]
Business Combinations [Line Items]
Price per share (in Dollars per share)		$ 1.71
Common stock of acquisition		$ 17,100
Net income

[1]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.